Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurement [Abstract]
Fair Value Measurement

4.      Fair Value Measurement (restated)

The following tables provide information related to the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022 (in thousands):

	September 30, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Forward purchase agreement warrant liability	$—	$—	$846	$846
FPA put option liability			34	34
Warrant liability	1,274	—	—	1,274
	$1,274	$—	$880	$2,154
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes payable, net of current portion (related party)	$—	$—	$33,397	$33,397
Convertible notes payable, current portion (related party)	—	—	448	448
Warrant liability (related party)	—	—	127	127
	$—	$—	$33,972	$33,972

The fair values of the FPA put option liability and the forward purchase agreement warrant liability were estimated using Monte Carlo Simulation models, which are Level 3 fair value measurement. The following table presents the quantitative information regarding Level 3 fair value measurements of the forward purchase agreement assets and forward purchase agreement warrant liability:

September 30, 2023
Stock price	$5.64
Initial exercise price	10.46
Remaining term (in years)	1.00
Risk-free rate	5.32%

The fair value of the Convertible Notes was based on a probability-weighted expected return model (“PWERM”), which is a Level 3 measurement. The valuation includes significant assumptions such as the discount rate, the fair value of the Company’s common stock, volatility, probability of the Convertible Notes being held to maturity, the probabilities of certain exit events, including a qualified financing, initial public offering or merger with a SPAC, and estimated recovery in the event of default.

The significant inputs that were used in the valuation of the Convertible Notes are presented below (in thousands, except per share amounts):

December 31, 2022
Share price	$0.33
Discount rate	14.8%
Volatility	91.0%
Probability of qualified financing	5.0%
Probability of SPAC/IPO	25.0%
Probability of default	60.0%
Probability of held to maturity	10.0%
Recovery upon default (2012 and 2013 Convertible Notes)	$10,000

Significant judgment is required in selecting the inputs. On December 31, 2022, an evaluation was performed to assess those inputs and general market conditions potentially affecting the fair value of the Convertible Notes. Should the probability of default increase or decrease by 5.0%, the fair value of the Convertible Notes on December 31, 2022 could decrease or increase by $2.6 million, respectively. Should the discount rate increase or decrease by 5.0%, the fair value of the Convertible Notes could decrease by $1.5 million or increase by $1.6 million, respectively. The fair value of the Convertible Notes is subject to variation should the expected future cash flows vary significantly from the estimates.

Effective concurrently with the Merger, the outstanding balance of principal and accrued interest of the Convertible Notes was automatically converted into New Envoy Class A Common Stock and the outstanding balance of principal and accrued interest of the Envoy Bridge Note was converted into Series A Preferred Stock (see Note 3). As such, the Convertible Notes and Envoy Bridge Note were derecognized from the condensed consolidated balance sheet. Immediately prior to the Merger, the fair value of the Convertible Notes was calculated by the multiplying the amount of New Envoy Class A Common Stock the Convertible Notes converted into by the fair value of these shares. The fair value of the New Envoy Class A Common Stock was based on the listed prices for the shares, immediately prior to the Merger. Immediately prior to the Merger, the fair value of the Envoy Bridge Note was calculated by multiplying the amount of Series A Preferred Stock the Envoy Bridge Note converted into, by the fair value of these shares. The fair value of the Series A Preferred Stock was estimated using a Monte Carlo Simulation model, which is a Level 3 fair value measurement. The following table presents the quantitative information regarding Level 3 fair value measurements of the Series A Preferred Stock, which was valued at $10.98 per share.

September 30, 2023
Underlying stock price	7.02
Exercise price	11.50
Expected term (in years)	10.00
Expected volatility	48.9%

The Company has classified the warrant liability within Level 1 of the hierarchy as the warrant liability is separately listed and traded in an active market. The warrant liability’s listed price in an active market was used as the fair value.

The Company has classified the warrants (related party) within Level 3 of the hierarchy as the fair value is derived using the Black-Scholes option pricing model, which uses a combination of observable (Level 2) and unobservable (Level 3) inputs. Key estimates and assumptions impacting the fair value measurement include (i) the expected term of the warrants, (ii) the risk-free interest rate, (iii) the expected dividend yield and (iv) expected volatility of the price of the underlying common stock. The Company estimated the fair value per share of the underlying common stock based, in part, on the results of third-party valuations and additional factors deemed relevant. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the remaining contractual term of the warrants. The Company estimated a 0% expected dividend yield as of December 31, 2022, based on the fact that prior to the Business Combination, the Company had never paid or declared dividends and did not intend to do so in the foreseeable future. Prior to the Business Combination, the Company was a private company and lacked company-specific historical and implied volatility information of its stock, and as such, the expected stock volatility was based on the historical volatility of publicly traded peer companies for a term equal to the remaining expected term of the warrants.

The following table presents the unobservable inputs of the warrant liability (related party):

December 31, 2022
Risk-free interest rate	3.9%
Expected dividend yield	0.0%
Expected term (in years)	9.5
Expected volatility	62.8%

The following table summarizes the activity for the Company’s Level 3 instruments measured at fair value on a recurring basis (in thousands):

	Convertible Notes and Envoy Bridge Note (Related Party)	Warrant Liability (Related Party)	FPA Put Option Liability	Forward Purchase Agreement Warrant Liability
Balance as of December 31, 2022	$33,845	$127	$—	$—
Issuances	2,048	—	—	—
Change in fair value	9,377	104	—	—
Balance as of March 31, 2023	$45,270	$231	$—	$—
Issuances	1,964	—	—	—
Change in fair value	8,857	—	—	—
Capital contribution	(14,678)	—	—	—
Balance as of June 30, 2023	$41,413	$231	$—	$—
Issuances	1,964	—	$34	$846
Change in fair value	(4,902)	—	—	—
Conversion	(38,475)	(231)	—	—
Balance as of September 30, 2023	$—	$—	$34	$846

There were no transfers between Level 1 and Level 2, nor into and out of Level 3, during the periods presented.

3.      Fair Value Measurement

The following tables provide information related to the Company’s liabilities measured at fair value on a recurring basis as of December 31, 2022 and December 31, 2021 (in thousands):

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes payable, net of current portion (related party)	$—	$—	$33,397	$33,397
Convertible notes payable, current portion (related party)	—	—	448	448
Warrant liability (related party)	—	—	127	127
	$—	$—	$33,972	$33,972
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes payable, net of current portion (related party)	$—	$—	$23,477	$23,477
	$—	$—	$23,477	$23,477

The fair value of the Convertible Notes was based on a probability-weighted expected return model (“PWERM”), which represents Level 3 measurements. The valuation utilized unobservable inputs, including estimates of the probability and timing of future commercialization of products not yet approved by the FDA or other regulatory agencies. Other significant assumptions include the discount rate, the fair value of our common stock, volatility, probability of the Convertible Notes being held to maturity, the probabilities of certain exit events, including a qualified financing, initial public offering (“IPO”) or merger with a special-purpose acquisition company (“SPAC”), and estimated recovery in the event of default.

The significant inputs that were used in the valuation of the Convertible Notes include (in thousands, except per share amounts):

	December 31,
	2022	2021
Share price	$0.33	$0.29
Discount rate	14.8%	13.9%
Volatility	91.0%	85.0%
Probability of qualified financing	5.0%	10.0%
Probability of SPAC/IPO	25.0%	0%
Probability of default	60.0%	70.0%
Probability of held to maturity	10.0%	20.0%
Recovery upon default	$10,000	$10,000

Significant judgment is required in selecting the significant inputs. At December 31, 2022, an evaluation was performed to assess those inputs and general market conditions potentially affecting the fair market value of the Convertible Notes. Should the probability of default increase or decrease by 5.0%, the fair value of the Convertible Notes could decrease or increase by $2.6 million, respectively. Should the discount rate increase or decrease by 5.0%, the fair value of the Convertible Notes could decrease by $1.5 million or increase by $1.6 million, respectively. The fair value of the Convertible Notes is subject to variation should the expected future cash flows vary significantly from the estimates.

The Company has classified the warrants within Level 3 of the hierarchy as the fair value is derived using the Black-Scholes option pricing model, which uses a combination of observable (Level 2) and unobservable (Level 3) inputs. Key estimates and assumptions impacting the fair value measurement include (i) the expected term of the warrants, (ii) the risk-free interest rate, (iii) the expected dividend yield and (iv) expected volatility of the price of the underlying common stock. The Company estimated the fair value per share of the underlying common stock based, in part, on the results of third-party valuations and additional factors deemed relevant. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the remaining contractual term of the warrants. The Company estimated a 0% expected dividend yield based on the fact that the Company has never paid or declared dividends and does not intend to do so in the foreseeable future. As the Company is a private company and lacks company-specific historical and implied volatility information of its stock, the expected stock volatility was based on the historical volatility of publicly traded peer companies for a term equal to the remaining expected term of the warrants.

The following table presents the unobservable inputs of the warrant liability:

	December 31,
	2022	2021
Risk-free interest rate	3.9%	Not applicable
Expected dividend yield	0.0%	Not applicable
Expected term (in years)	9.5	Not applicable
Expected volatility	62.8%	Not applicable

The following table summarizes the activity for the Company’s Level 3 instruments measured at fair value on a recurring basis (in thousands):

	Convertible Notes (Related Party)	Warrant Liability (Related Party)
Balance as of December 31, 2020	$18,870	$—
Issuances	2,859	—
Change in fair value	1,748	—
Balance as of December 31, 2021	23,477	—
Issuances	3,278	92
Change in fair value	7,090	35
Balance as of December 31, 2022	$33,845	$127

During the years ended December 31, 2022, and 2021, there were no transfers between Level 1 and Level 2, nor into and out of Level 3.